Average Annual Total Returns - Class P Shares - Goldman Sachs Tactical Tilt Overlay Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses) 1 Year	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses) Since Inception	ICE BofA US Dollar 3-Month LIBOR Constant Maturity (reflects no deduction for fees or expenses) 1 Year	ICE BofA US Dollar 3-Month LIBOR Constant Maturity (reflects no deduction for fees or expenses) Since Inception
Total	5.12%	2.91%	Apr. 17, 2018	3.08%	1.58%	3.04%	1.66%	0.67%	1.61%	1.08%	1.96%